Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(4)	Net (Loss) Income(5)
2025	$353,766	$353,006	$354,226	$353,006	$64.31	$(13,359,000)
2024	$346,830	$343,160	$350,181	$343,160	$71.70	$(3,381,000)
2023	$498,551	$498,551	$509,396	$498,551	$84.41	$3,474,000

Named Executive Officers, Footnote [Text Block]

(3)	The Non-PEO NEOs for each year reported were as follows:

●	2025: Baron R. Bridgford II and Cindy Matthews-Morales.
●	2024: Baron R. Bridgford II and Cindy Matthews-Morales.
●	2023: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Cindy Matthews-Morales.

PEO Total Compensation Amount	[1]	$ 353,766	$ 346,830	$ 498,551
PEO Actually Paid Compensation Amount	[1],[2]	$ 353,006	343,160	498,551
Adjustment To PEO Compensation, Footnote		Allan L. Bridgford, Sr. did not receive any fees for his services as a director. Rather, Mr. Bridgford, Sr.’s compensation reflected in this column consisted solely of $256,250 paid pursuant to his consulting agreement for consulting services rendered to the Company in fiscal year 2025. See “CERTAIN RELATIONSHIPS AND RELATED-PARTY TRANSACTIONS” for further details.
Non-PEO NEO Average Total Compensation Amount	[3]	$ 354,226	350,181	509,396
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 353,006	343,160	498,551
Equity Valuation Assumption Difference, Footnote [Text Block]

(4)	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 28, 2022, the last day of fiscal year 2022, through the last day of each fiscal year in the table.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative Total Shareholder Return

As shown in the graph below, the compensation actually paid to our PEO and the average amount of compensation actually paid to our Non-PEO NEOs during the covered fiscal years are directly correlated with each other since the PEO and each of the Non-PEO NEOs were members of the Executive Committee, which Executive Committee acts in the capacity of the Chief Executive Officer of the Company. Each member of the Executive Committee receives the same base salary and discretionary cash bonus (if any), reduced on a pro-rata basis for any member working less than a full-time schedule. While we utilize several performance measures to align executive compensation with the Company’s performance, they tend not to be directly tied to TSR. For example, part of the compensation our PEO and Non-PEO NEOs are eligible to receive consists of annual discretionary performance-based cash bonuses, which are designed to incentivize our executives to achieve positive Company financial results among other things and reward them for achievement of these results.

The graph below  compares the compensation actually paid to our PEO, the average of the compensation actually paid to our Non-PEO NEOs, and the cumulative TSR. The TSR amounts in the graph assume that $100 was invested on October 28, 2022, and that all distributions or dividends, if any, were reinvested on a quarterly basis.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The graph below  compares the compensation actually paid to our PEO and the average of the compensation actually paid to our Non-PEO NEOs with our net (loss) income for the fiscal years 2023, 2024 and 2025.

Total Shareholder Return Amount	[4]	$ 64.31	71.70	84.41
Net Income (Loss) Attributable to Parent	[5]	$ (13,359,000)	$ (3,381,000)	$ 3,474,000
PEO Name		Michael W. Bridgford	Michael W. Bridgford	Michael W. Bridgford

[1]	Michael W. Bridgford, our Chairman of the Board, was our PEO for fiscal years 2023, 2024 and 2025.
[2]	The dollar amounts reflected in this column represent the compensation actually paid to the PEO and the non-PEO NEOs, respectively, computed in accordance with Item 402(v) of Regulation S-K. There were no adjustments made to compensation actually paid on account of equity awards since no such awards were made or remain outstanding as of the fiscal years covered. However, (a) in fiscal year 2023, there was a reduction of $43,378 to a Non-PEO NEO’s compensation actually paid, (b) in fiscal year 2024, there was a reduction of $3,670 to the PEO’s compensation actually paid and an aggregate reduction of $10,372 to the Non-PEO NEO’s compensation actually paid, and (c) in fiscal year 2025, there was a reduction of $760 to the PEO’s compensation actually paid and an aggregate reduction of $2,441 to the Non-PEO NEO’s compensation actually paid, in each of cases (a) through (c) to reflect the aggregate positive change in the present value of the non-qualified deferred compensation plan and pension and retirement benefits for such individual reflected in the Summary Compensation Table.
[3]	The Non-PEO NEOs for each year reported were as follows: 2025: Baron R. Bridgford II and Cindy Matthews-Morales. 2024: Baron R. Bridgford II and Cindy Matthews-Morales. 2023: William L. Bridgford, John V. Simmons, Baron R. Bridgford II and Cindy Matthews-Morales.
[4]	The total shareholder return, or TSR, is determined based on the value of an initial fixed investment of $100 on October 28, 2022, the last day of fiscal year 2022, through the last day of each fiscal year in the table.
[5]	The Net (Loss) Income for fiscal years 2023, 2024 and 2025, respectively, as reported in our annual reports on Form 10-K for the corresponding fiscal year ends.